Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 362,609	$ 19,437
Restricted cash	4,984	5,627
Accounts receivable, net	110,687	46,613
Other current assets	230,319	252,790
Inventory, net	38,730	68,421
Total current assets	747,329	392,888
NON-CURRENT ASSETS:
Property and equipment, net	125,548	91,658
Intangible asset, net		2,536,548
Goodwill	3,026,036	3,026,036
Right of use asset	135,107
Total non-current assets	3,286,691	5,654,242
Total assets	4,034,020	6,047,130
CURRENT LIABILITIES:
Short term bank credit		69,877
Short term loans		234,004
Trade payables	508,716	626,271
Employees and payroll accruals	694,709	1,184,185
Accrued expenses and other current liabilities	2,577,711	2,782,888
Convertible loans	1,470,213	1,637,577
Warrants presented at fair value		17,296
Current maturity of lease liability	60,071
Total current liabilities	5,311,420	6,552,098
NON-CURRENT LIABILITIES:
Capital note	40,000	40,000
Warrants presented at fair value	15,459	89,679
Israel Innovation Authority		381,216
Lease liability, net of current maturity	75,036
Total non-current liabilities	130,495	510,895
Total liabilities	5,441,915	7,062,993
Commitment and Contingencies (Note 9)
SHAREHOLDERS’ DEFICIT:
Ordinary shares of NIS 0.01 par value - Authorized: 1,200,000,000 as of December 31, 2022 and 2021, respectively; Issued and outstanding: 147,134,792 and 90,205,191 ordinary shares as of December 31, 2022 and 2021, respectively	441,590	270,750
Additional paid in capital	38,856,908	34,910,233
Treasury stocks	(122,482)	(122,482)
Accumulated deficit	(40,583,911)	(36,074,364)
Total shareholders’ deficit	(1,407,895)	(1,015,863)
Total liabilities and shareholders’ deficit	$ 4,034,020	$ 6,047,130